Income Taxes - Schedule of Tax Expense Differs from the Expected Tax Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Tax Expense Differs from the Expected Tax Expense [Abstract]
Federal income tax benefit —20.06%					$ (177,000)	$ (194,000)
State income tax —4.458%					(37,000)	(43,000)
Non-deductible items						(11,000)
Subtotal					(214,000)	(248,000)
Change in valuation allowance					214,000	248,000
Income tax benefit